DEBT - Short-Term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-Term Borrowings:
Commercial paper	$ 16,018	$ 18,010
Other borrowings	11,955	11,504
Total short-term borrowings	27,973	29,514
Collateralized short-term advances from Federal Home Loan Bank	$ 0	$ 4,000
Commercial paper
Short-Term Borrowings:
Weighted average coupon	0.22%	0.24%
Other borrowings
Short-Term Borrowings:
Weighted average coupon	0.91%	0.48%
Bank
Short-Term Borrowings:
Commercial paper	$ 9,026	$ 10,022
Broker-dealer and other
Short-Term Borrowings:
Commercial paper	$ 6,992	$ 7,988